COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 3,509,557	$ 3,398,652	$ 3,591,081
Commissions from credit and debit cards	2,897,583	3,361,286	3,598,831
Commissions from loans operations	294,820	601,763	543,388
Others	1,897,647	1,757,005	1,594,665
Total	$ 8,599,607	$ 9,118,706	$ 9,327,965